Pledged Assets And Collateral (Pledged Assets Classified By Type Of Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Pledged Assets And Collateral [Line Items]
Deposits	¥ 574,617
Call money and funds purchased	535,139
Payables under repurchase agreements and securities lending transactions	13,313,556
Other short-term borrowings and long-term debt	9,991,343
Other	388,218
Total	¥ 24,802,873